Earnings Per Share - Schedule of Computation of the Income (Loss) and Share Data Used in the Basic and Diluted Earnings Per Share (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Basic earnings per share—
Net profit (loss)	$ 348,054	$ 43,844	$ (607,062)
Weighted-average shares outstanding	40,445	42,439	42,338
Non-vested dividend participating awards	136	162	170
Weighted-average shares outstanding	40,581	42,601	42,508
Basic earnings (loss) per share	$ 8.58	$ 1.03	$ (14.28)
Diluted earnings per share—
Net profit (loss)	$ 348,054	$ 43,844	$ (607,062)
Interest on convertible senior notes	42,403
Net change in fair value of derivatives	(17,189)	22,778	107,139
Net profit (loss) income adjusted for the effect of dilution	$ 373,268	$ 43,844	$ (607,062)
Weighted-average shares outstanding	40,581	42,601	42,508
Convertible shares	6,775
Adjusted weighted average number of ordinary shares outstanding	47,356	42,601	42,508
Total Diluted earnings per share	$ 7.88	$ 1.03	$ (14.28)